Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates

Cash dividends received from the consolidated subsidiaries and associates for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Cash dividends received from consolidated subsidiaries	￦	—	15,693	—
Cash dividends received from associates		89,063	79,132	46,390

	￦	89,063	94,825	46,390